Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Schedule of reclassifications out of the accumulated other comprehensive loss

    The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2014, 2013 and 2012, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income
		2014	2013	2012
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	4,016	4,017	3,524
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	88,939	116,557	65,809

Total Reclassifications		$92,955	$120,574	$69,333